Condensed Financial Information of Company Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Apr. 09, 2010
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	207,000,000	207,000,000	205,000,000
Ordinary shares, shares issued	81,401,128	76,669,573
Ordinary shares, shares outstanding	81,401,128	76,669,573
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	207,000,000	207,000,000
Ordinary shares, shares issued	81,401,128	76,669,573
Ordinary shares, shares outstanding	81,401,128	76,669,573